Document and Entity Information	Dec. 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2023
Entity Registrant Name	APX ACQUISITION CORP. I
Entity Incorporation State Country Code	E9
Entity File Number	001-41125
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	714 Westview Avenue
Entity Address City Or Town	Nashville
Entity Address State Or Province	TN
Entity Address Postal Zip Code	37205
City Area Code	202
Local Phone Number	465-5882
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868573
Amendment Flag	false
Capital Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A ordinary share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ